SHAREHOLDERS' EQUITY - Ordinary Shares (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 08, 2019 $ / shares shares	Apr. 30, 2019 shares	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Apr. 05, 2019 shares
Shareholders Equity [Line Items]
Common stock, shares authorized			200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of vote for each share | Vote			1	1
Common stock, shares outstanding			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Initial shareholders' ownership after initial public offering per agreement (as a percent)				20.00%
Founder Shares were no longer subject to forfeiture											937,500
Common stock, shares issued			7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Shares subject to possible redemption			28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000	28,750,000
Issuance of ordinary shares to Sponsor (in shares)			7,187,500
Over-allotment option
Shareholders Equity [Line Items]
Common stock, shares outstanding				937,500
Sale of units in initial public offering, gross (in shares)	3,750,000
IPO
Shareholders Equity [Line Items]
Common stock, shares outstanding			35,937,500	35,937,500				35,937,500
Common stock, shares issued			35,937,500	35,937,500				35,937,500
Shares subject to possible redemption			28,750,000	28,750,000				28,750,000
Sale of units in initial public offering, gross (in shares)	28,750,000	28,750,000